Related party transactions - Financing Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Interest and fees on loans	$ 218,495	$ 187,020	$ 188,000
Deposits	9,452,241	9,536,458
Non-interest expense	321,343	300,336	285,899
Directors and Executives
Related Party Transaction [Line Items]
Loans outstanding	97,200	30,600
Proceeds from loans receivable	77,300	31,700	27,600
Payments for loans receivable	11,000	8,900	25,100
Interest and fees on loans	4,500	1,100	400
Deposits	17,200	23,500
Director
Related Party Transaction [Line Items]
Loans reclassified out of related party loans		4,300
Affiliates
Related Party Transaction [Line Items]
Loans outstanding	10,200	10,500
Interest and fees on loans	600	600	600
Deposits	400	600
Non-interest expense	$ 1,800	$ 1,900	$ 2,200